Future Benefit Payments for Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 801
2015	740
2016	786
2017	744
2018	706
Years 2019-2023	4,252
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2014	908
2015	948
2016	983
2017	1,094
2018	1,066
Years 2019-2023	¥ 6,820